Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings

NOTE 8 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased, and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2020	2019
Balance at year-end	$37,215	$38,889
Average balance outstanding	43,017	37,258
Maximum month-end balance	48,865	38,889
Weighted-average rate at year-end	0.14%	0.51%
Weighted-average rate during the year	0.21	0.85

Average balances outstanding during the year represent daily average balances; average interest rates represent interest expenses divided by the related average balances.

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous
(Dollars in thousands)	December 31, 2020	December 31, 2019
Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$37,393	$39,058
Repurchase agreements	37,215	38,889

Other borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2020	2019
Fixed-rate amortizing	4/1/24	6/1/37	1.90%	1.16%	2.01%	$4,664	$6,330

Maturities of other borrowings on December 31, 2020, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate
2021	$1,258	1.85%
2022	946	1.86
2023	707	1.87
2024	488	1.94
2025	349	1.98
2026 and beyond	916	1.98
	$4,664	1.90%

Monthly principal and interest payments, as well as 10% – 20% principal curtailments on the borrowings’ anniversary dates are due on the fixed-rate amortizing borrowings. FHLB borrowings are secured by a blanket collateral agreement. On December 31, 2020, the Company had the capacity to borrow an additional $101.6 million from the FHLB.